Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other income (Tables)
Other income, net
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Exchange gain / (loss), net	7	-	(66)
Rental income	7	37	46
	14	37	(20)